Offerings - Offering: 1	Apr. 14, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 112,031,311
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,472
Offering Note

Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated February 26, 2026, by and among KORE Group Holdings, Inc. (the “Company”), KONA Parent, L.P. (the “Parent”) and KONA Merger Sub Co. (“Merger Sub”).
(i)	Title of each class of securities to which the transaction applies: common stock, par value $0.0001 per share, of the Company (the “Company common stock”).
(ii)	Aggregate number of securities to which the transaction applies: As of the close of business on April 3, 2026, the maximum number of shares of Company common stock to which this transaction applies is estimated to be 12,111,493, which consists of the following securities that are entitled to receive the per share merger consideration of $9.25 (the “Merger Consideration”):
	a.	10,859,206 issued and outstanding shares of Company common stock; and
	b.	1,252,287 shares of Company common stock underlying restricted stock units.
(iii)	Per unit price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined)
Solely for the purpose of calculating the filing fee, as of the close of business on April 3, 2026, the underlying value of the transaction was calculated as the sum of:
	a.	the product of 10,859,206 shares of Company common stock entitled to receive the Merger Consideration, payable to the holder in cash, without interest, subject to any withholding of taxes required by applicable law, multiplied by the Merger Consideration; and
	b.	the product of 1,252,287 shares of Company common stock underlying restricted stock units, multiplied by the Merger Consideration.
(such sum, the “Total Consideration”).
In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the Total Consideration by 0.00013810.